John Hancock Sovereign Investors Fund (the “fund”)

Supplement dated 5-15-13 to the current Prospectus and Statement of Additional Information

Barry H. Evans, CFA no longer serves as a portfolio manager of the fund. Accordingly, all references to Barry H. Evans, CFA as a portfolio manager on the investment management team of the fund are removed from the Prospectuses and Statement of Additional Information for all share classes of the fund.

The other portfolio managers of the fund, Christopher P. O’Keefe, CFA, Christopher J. Perry, CFA and John F. Snyder III, continue to manage the fund.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, as applicable, and retain it for future reference.

John Hancock Global Opportunities Fund (the “fund”)

Supplement dated 5-15-13 to the current Prospectus

Christopher A. Arbuthnot, CFA and Roger C. Hamilton are no longer portfolio managers on the investment management team of the fund. In addition, Paul Boyne and Doug McGraw have joined the investment management team of the fund.

Accordingly, in the “Fund summary” section, the information under the heading “Portfolio management” is amended and restated as follows:

Paul Boyne

Senior Managing Director, Senior Portfolio Manager

Joined fund team in 2013

Doug McGraw

Managing Director, Portfolio Manager

Joined fund team in 2013

In the “Fund details – Who’s who” section, the portfolio manager information in the “Subadvisor” subsection is amended and restated as follows:

Paul Boyne

•	Senior Managing Director, Senior Portfolio Manager
•	Joined fund team in 2013
•	Portfolio Manager, Invesco (2008-2012)
•	Deputy Chief Investment Officer and Head of Global Equities, Bank of Ireland (2005-2012)

Doug McGraw

•	Managing Director, Portfolio Manager
•	Joined fund team in 2013
•	Portfolio Manager, Invesco (2010-2012)
•	Senior Investment Analyst, Invesco (2009-2010)
•	Investment Analyst, Morgan Stanley Investment Management (2000-2009)

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Global Opportunities Fund (the “Fund”)

Supplement dated 5-15-13 to the current Statement of Additional Information

Christopher C. Arbuthnot and Roger C. Hamilton are no longer portfolio managers on the investment management team of the Fund. Accordingly, all references to Mr. Arbuthnot and Mr. Hamilton as portfolio managers of the Fund are removed from the Statement of Additional Information. In addition, Paul Boyne and Doug McGraw have joined the investment management team of the Fund.

Under the “ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS” section, the “Other Accounts the Portfolio Managers are Managing” subsection has been amended and restated as follows:

Other Accounts the Portfolio Managers are Managing. The following table reflects information regarding other accounts for which each portfolio manager of the Fund has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. For purposes of the table, “Other Pooled Investment Vehicles” may include investment partnerships and group trusts, and “Other Accounts” may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date.

The following table reflects information as of May 15, 2013 (dollar amounts in millions):

Global Opportunities Fund

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Paul Boyne	0	0	0	0	0	0
Doug McGraw	0	0	0	0	0	0

Performance-Based Fees for Other Accounts Managed. The Advisor and Subadvisor do not receive a fee based upon the investment performance of any of the accounts listed in the tables above.

Under the “ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS” section, the “Share Ownership by Portfolio Managers” subsection has been amended and restated as follows:

Share Ownership by Portfolio Managers. The following table indicates as of May 15, 2013, the value, within the indicated range, of shares beneficially owned by the portfolio managers in the Fund. For purposes of this table, the following letters represent the range indicated below:

A – $0	D – $50,001 – $100,000	F – $500,001 – $1,000,000
B – $1 – $10,000	E – $100,001 – $500,000	G – More than $1 million
C – $10,001 – $50,000

Global Opportunities Fund

Portfolio Manager	Range of Beneficial Ownership
Paul Boyne	A
Doug McGraw	A

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.